INVENTORIES	12 Months Ended
Dec. 28, 2013
Inventory Disclosure [Abstract]
INVENTORIES
 INVENTORIES

(Millions of Dollars)	2013	2012
Finished products	$1,081.5	$956.8
Work in process	128.8	121.9
Raw materials	274.9	225.9
Total	$1,485.2	$1,304.6

Net inventories in the amount of $440.2 million at December 28, 2013 and $401.3 million at December 29, 2012 were valued at the lower of LIFO cost or market. If the LIFO method had not been used, inventories would have been $40.9 million higher than reported at December 28, 2013 and $49.3 million higher than reported at December 29, 2012.